UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS TRUST
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-658-8287

Date of fiscal year end: December 31

Date of reporting period: May 16, 2006 (commencement of operations) to June 30, 2006

The fund had no securities entitled to vote at a meeting of shareholders during the reporting period.

SIGNATURE

    Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARKET VECTORS TRUST (Registrant)
August 17, 2006 (Date)	/s/ KEITH J. CARLSON Keith J. Carlson Chief Executive Officer